UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	2/28/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2007

(Unaudited)

Fund Adviser:

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Toll Free (800) 470-1019

NS SMALL CAP GROWTH FUND

Performance Results

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the NS Small Cap Growth Fund, to obtain performance data current to the most recent month-end or to request a prospectus, please call 1-800-470-1019. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund’s holdings are subject to change at any time.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46204, Member NASD.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on September 15, 2006 (inception date of the Fund) and held through February 28, 2007. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the NS Small Cap Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-470-1019. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund invests primarily in a diversified portfolio of common stocks of small capitalization companies that the Fund’s adviser, NS Investment Partners, LLC, believes have growth characteristics. The adviser defines small capitalization companies as those with market capitalizations at the time of purchase of $2 billion or less, although the adviser also may consider companies included in the Russell 2000 Growth Index.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 15, 2006, the date the Fund commenced operations) and held for the entire period (through February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

NS Small Cap Growth Fund	Beginning Account Value September 15, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period September 15, 2006 - February 28, 2007
Actual *	$1,000.00	$1,044.30	$9.35
Hypothetical ** (5% return before expenses)	$1,000.00	$1,014.88	$9.99

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 167/365 (to reflect the period since commencement of Fund operations on September 15, 2006).

** The hypothetical example is calculated based on a six month period from September 1, 2006 to February 28, 2007. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the six month period).

NS Small Cap Growth Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 96.47%	Shares	Value

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.66%
Under Armour, Inc. - Class A (a)	1,000	$ 45,950

Beverages - 1.11%
Jones Soda Co. (a)	2,500	30,775

Computer Communications Equipment - 5.88%
Acme Packet, Inc. (a)	2,000	33,220
F5 Networks, Inc. (a)	750	54,465
Occam Networks, Inc. (a)	2,000	27,140
Riverbed Technology, Inc. (a)	1,500	47,745
		162,570

Computer Peripheral Equipment - 2.04%
Sigma Designs, Inc. (a)	2,000	56,380

Computer Storage Devices - 0.93%
SimpleTech, Inc. (a)	3,000	25,860

Electromedical & Electrotherapeutic Apparatus - 2.96%
Arrhythmia Research Technology, Inc.	2,000	60,800
Spectranetics Corp. (a)	2,000	21,020
		81,820

Electronic Components & Accessories - 1.07%
Comtech Group, Inc. (a)	2,000	29,700

Footwear, (No Rubber) - 1.21%
Heelys, Inc. (a)	1,000	33,380

In Vitro & In Vivo Diagnostic Substances - 3.98%
Abaxis, Inc. (a)	1,500	34,215
Digene Corp. (a)	750	35,460
Meridian Bioscience, Inc.	1,500	40,290
		109,965

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 0.86%
CECO Environmental Corp. (a)	1,500	23,760

Investment Management & Advisory Services - 1.45%
U.S. Global Investors, Inc. - Class A (a)	1,000	40,050

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.30%
Rofin-Sinar Technologies, Inc. (a)	600	36,084

Oil & Gas Field Exploration Services - 1.52%
Dawson Geophysical Co. (a)	1,000	42,110

Oil & Gas Field Machinery & Equipment - 1.36%
Bolt Technology Corp. (a)	1,500	37,500

Pharmaceutical Preparations - 0.92%
Adams Respiratory Therapeutics, Inc. (a)	700	25,424

Real Estate Agents & Managers (For Others) - 1.21%
LoopNet, Inc. (a)	2,000	33,540

Retail - Apparel & Accessory Stores - 3.76%
J. Crew Group, Inc. (a)	1,000	36,040
Zumiez, Inc. (a)	2,000	68,020
		104,060

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.47% - continued	Shares	Value

Retail - Catalog & Mail - Order Houses - 1.38%
GSI Commerce, Inc. (a)	2,000	$ 38,260

Retail - Eating Places - 4.63%
Buffalo Wild Wings, Inc. (a)	750	41,250
Kona Grill, Inc. (a)	2,000	32,260
McCormick & Schmicks Seafood Restaurants, Inc. (a)	1,000	25,170
Texas Roadhouse, Inc. - Class A (a)	2,000	29,300
		127,980

Retail - Hobby, Toy & Game Shops - 1.92%
Build-A-Bear Workshop, Inc. (a)	2,000	53,000

Rubber & Plastics Footwear - 2.11%
Crocs, Inc. (a)	1,200	58,464

Semiconductor Equipment - 1.77%
Ultra Clean Holdings, Inc. (a)	3,000	48,900

Semiconductors & Related Devices - 7.29%
FormFactor, Inc. (a)	750	32,063
Mellanox Technologies, Ltd. (a)	1,000	21,420
Netlist, Inc. (a)	4,000	34,800
NetLogic Microsystems, Inc. (a)	1,000	24,940
NVE Corp. (a)	1,000	25,330
Supertex, Inc. (a)	1,000	41,050
Trident Microsystems, Inc. (a)	1,000	22,110
		201,713

Service Industries For The Printing Trade - 0.98%
InnerWorkings, Inc. (a)	2,000	27,100

Services - Business Services - 5.98%
Access Integrated Technologies, Inc. - Class A (a)	2,500	16,625
Liquidity Services, Inc. (a)	1,500	27,075
PeopleSupport, Inc. (a)	2,000	42,320
Phase Forward, Inc. (a)	1,500	19,845
The9 Ltd. (a)(b)	1,000	34,010
Websidestory, Inc. (a)	2,000	25,400
		165,275

Services - Computer Integrated Systems Design - 1.48%
Quality Systems, Inc.	1,000	40,930

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.47% - continued	Shares	Value

Services - Computer Programming Services - 1.40%
Perficient, Inc. (a)	2,000	$ 38,860

Services - Engineering Services - 1.56%
LHC Group, Inc. (a)	1,500	43,020

Services - Home Health Care Services - 0.92%
Matria Healthcare, Inc. (a)	1,000	25,370

Services - Management Consulting Services - 3.38%
Diamond Management & Technology Consultants, Inc.	2,000	30,180
Huron Consulting Group, Inc. (a)	1,000	63,400
		93,580

Services - Medical Laboratories - 1.11%
Bio-Reference Laboratories, Inc. (a)	1,250	30,612

Services - Offices & Clinics of Doctors of Medicine - 1.09%
Radiation Therapy Services, Inc. (a)	1,000	30,180

Services - Prepackaged Software - 11.61%
Ansoft Corp. (a)	1,500	46,485
Blackboard, Inc. (a)	1,500	50,040
Interactive Intelligence, Inc. (a)	2,000	29,580
Kenexa Corp. (a)	1,000	33,690
Radvision Ltd. (a)	1,500	33,735
Salary.com, Inc. (a)	1,200	13,560
Ultimate Software Group, Inc. (a)	1,500	39,960
Vital Images, Inc. (a)	1,000	34,370
Vocus, Inc. (a)	2,000	39,680
		321,100

Services - Specialty Outpatient Facilities - 1.45%
Psychiatric Solutions, Inc. (a)	1,000	39,960

Special Industry Machinery - 5.24%
Axcelis Technologies, Inc. (a)	3,000	21,840
Cymer, Inc. (a)	750	31,170
Mattson Technology, Inc. (a)	5,000	44,050
Varian Semiconductor Equipment Associates, Inc. (a)	1,000	47,790
		144,850

Surgical & Medical Instruments & Apparatus - 3.45%
AngioDynamics, Inc. (a)	2,000	48,000
Rochester Medical Corporation (a)	3,000	47,310
		95,310

Wholesale - Industrial Machinery & Equipment - 1.09%
DXP Enterprises, Inc. (a)	1,000	30,160

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.02%
Chindex International, Inc. (a)	2,000	34,080
MWI Veterinary Supply, Inc. (a)	700	21,721
		55,801

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.39%
American Science & Engineering, Inc. (a)	750	38,370

TOTAL COMMON STOCKS (Cost $2,499,905)		2,667,723

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

	Shares	Value
Money Market Securities - 5.90%
Huntington U.S. Treasury Money Market Fund, 4.43% (c)	163,102	$ 163,102

TOTAL MONEY MARKET SECURITIES (Cost $163,102)		163,102

TOTAL INVESTMENTS (Cost $2,663,007) - 102.37%		$ 2,830,825

Liabilities in excess of other assets - (2.37)%		(65,506)

TOTAL NET ASSETS - 100.00%		$ 2,765,319

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2007.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Assets and Liabilities
February 28, 2007
(Unaudited)

Assets
Investments in securities, at fair value (cost $2,663,007)	$ 2,830,825
Receivable for investments sold	63,579
Interest receivable	514
Prepaid expenses	5,027
Receivable due from Adviser	6,018
Total assets	2,905,963

Liabilities
Payable for investments purchased	106,198
Payable to Trustees and Officers	2,064
Payable to Administrator, Fund Accountant, and Transfer Agent	18,980
Other accrued expenses	12,135
Payable to Custodian	1,267
Total liabilities	140,644

Net Assets	$ 2,765,319

Net Assets consist of:
Paid in capital	$ 2,667,644
Accumulated undistributed net investment loss	(11,563)
Accumulated undistributed net realized gain from investment transactions	(58,580)
Net unrealized appreciation on investments	167,818

Net Assets	$ 2,765,319

Shares outstanding (unlimited number of shares authorized)	265,396

Net Asset Value and offering price per share	$ 10.42

Redemption price per share* ($10.42*98%)	$ 10.21

* The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Operations
For the period ended February 28, 2007 (Unaudited) (a)

Investment Income
Dividend income	$ 2,329
Interest income	8,270
Total Investment Income	10,599

Expenses
Investment Advisor fee (b)	11,070
Administration expenses	15,557
Transfer agent expenses	15,112
Fund accounting expenses	13,419
Auditing expenses	6,128
Legal expenses	4,138
Custodian expenses	3,425
Registration expenses	2,942
CCO expenses	2,471
Trustee expenses	2,258
Miscellaneous expenses	1,999
Pricing expenses	1,758
Printing expenses	771
Insurance expense	274
Total Expenses	81,322
Less: Fees waived by Advisor (b)	(59,160)
Net operating expenses	22,162
Net investment (loss)	(11,563)

Realized & Unrealized Gain (Loss) on Investments
Net realized (loss) on investment securities	(52,910)
Change in unrealized appreciation (depreciation)
on investment securities	167,818
Net realized and unrealized gain (loss) on investment securities	114,908
Net increase in net assets resulting from operations	$ 103,345

(a) For the period September 15, 2006 (the date the Fund commenced operations) through February 28, 2007.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Changes In Net Assets	Period
ended
February
28, 2007
(Unaudited)
Operations
Net investment (loss)	$ (11,563)
Net realized (loss) on investment securities	(52,910)
Change in unrealized appreciation (depreciation) on investment securities	167,818
Net increase in net assets resulting from operations	103,345

Distributions
From net realized gain	(5,670)
Total distributions	(5,670)

Capital Share Transactions
Proceeds from Fund shares sold	2,662,019
Reinvestment of distributions	5,670
Amount paid for Fund shares repurchased	(45)
Net increase in net assets resulting
from capital share transactions	2,667,644

Total Increase in Net Assets	2,765,319

Net Assets
Beginning of period	-

End of period	$ 2,765,319

Accumulated net investment (loss)
included in net assets at end of period	$ (11,563)

Capital Share Transactions
Shares sold	264,853
Shares issued in reinvestment of distributions	547
Shares repurchased	(4)

Net increase from capital share transactions	265,396

(a) For the period September 15, 2006 (the date the Fund commenced operations) through February 28, 2007.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Financial Highlights
(For a share outstanding during the period)	Period
	ended
	February
	28, 2007
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment (loss)	(0.05)
Net realized and unrealized gain on investments	0.49
Total from investment operations	0.44

Less Distributions to shareholders:
From net realized gain	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$ 10.42

Total Return (b)	4.43%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 2,765
Ratio of expenses to average net assets	2.00%	(d)
Ratio of expenses to average net assets before reimbursement	7.34%	(d)
Ratio of net investment income to average net assets	(1.04)%	(d)
Ratio of net investment income to average net assets before reimbursement	(6.38)%	(d)
Portfolio turnover rate	57.47%

(a) For the period September 15, 2006 (the date the Fund commenced operations) through February 28, 2007.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

NS Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on May 15, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The Fund commenced operations on September 15, 2006. The Fund’s investment adviser is NS Investment Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by

NS Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the period September 15, 2006 (commencement of operations) through February 28, 2007, the Adviser earned a fee of $11,070 from the Fund before waiving a portion of those fees, as described below.

The Adviser has contractually agreed through September 1, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees & commissions, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the fund invests), at 2.00% of average daily net assets. For the period September 15, 2006 (commencement of operations) through February 28, 2007, the Adviser waived management fees and reimbursed Fund expenses totaling $59,160. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 2.00% expense limitation. Consequently, as of February 28, 2007, $59,160 is subject to such potential repayment. As of February 28, 2007 the Adviser owed $6,018 to the Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period September 15, 2006 (commencement of operations) through February 28, 2007, Unified earned fees of $15,557 for administrative services provided to the Fund. As of February 28, 2007 the Fund owed Unified $7,557 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and the principal distributor of the Fund. For the period September 15, 2006 (commencement of operations) through February 28, 2007, Huntington National Bank earned fees of $3,425 for custody services provided to the Fund. At February 28, 2007, the Fund owed the custodian $1,267.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period September 15, 2006 (commencement of operations) through February 28, 2007, Unified earned fees of $11,442 from the Fund for transfer agent services provided to the Fund and $3,670 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period September 15, 2006 (commencement of operations) through February 28, 2007 Unified earned fees of $13,419 from the Fund for fund accounting services provided to the Fund. As of February 28, 2007 the Fund owed Unified $4,442 for transfer agent services, $812 in reimbursement of out-of-pocket expenses and $6,169 for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Adviser does not currently intend to activate the Plan but may do so at any time.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the period September 15, 2006 (commencement of operations) through February 28, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of February 28, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $2,663,007.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, Gary L Pilgrim owned 37.32% of the Fund and Richard A Englander, an affiliate of an affiliate of the Adviser, owned 37.72% of the Fund.

NOTE 7. DISTRIBUTION:

On December 26, 2006 the Fund paid a short-term gain dividend of $0.02285 per share or $5,670 to shareholders of record on December 22, 2006.

MANAGEMENT AGREEMENT APPROVAL

(Unaudited)

The Management Agreement (the “Agreement”) was considered by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees”) at an in-person meeting on June 5, 2006, and approved at an in-person meeting on August 14, 2006.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the Investment Company Act of 1940, as amended. Legal counsel reviewed these materials with the Trustees, which included, among other information, a performance analysis prepared by Unified based on the performance of a composite of accounts previously managed by the Adviser’s Chief Investment Officer compared to the Russell 2000 Growth Index, and an expense analysis showing the expected expense ratio of the Fund. Such reports compared the investment advisory fee, composite performance, and expected total fund expenses to those of mutual funds with similar investment objectives, management styles and assets under management as selected by the Fund’s administrator.

The Trustees also met with the Adviser’s Chief Investment Officer, who would serve as portfolio manager of the Fund, and with the co-founder of the Adviser. The Chief Investment Officer advised the Board that he has over 13 years’ experience in the investment management industry. He described the investment strategy of the Fund and reviewed the historical performance of a composite managed by him using the same strategy. The Trustees reviewed the proposed management fee and the adviser’s agreement to cap certain Fund expenses. The Adviser’s representatives stated that they would be willing to consider fee reductions once fund assets increase substantially. They also answered questions asked by the Board.

In determining whether to approve the Management Agreement between the Adviser and the Trust on behalf of the Fund, the Trustees considered the following factors: (1) Although the Adviser has no prior experience managing a mutual fund, its portfolio manager has over 13 years’ experience in the investment management industry, where he served as a small cap research analyst and later became a portfolio manager/ fund manager of approximately $1 billion in small and micro cap assets for institutional clients in both separate accounts and publicly traded mutual funds; (2) The Trustees reviewed the performance of the small cap growth composite managed by the Chief Investment Officer compared to the Russell 2000 Growth Index. They noted that from 1997 until the last two or three quarters of 2004, the performance was substantially ahead of the Russell 2000 Growth Index. The Adviser’s Chief Investment Officer explained that certain sectors in which the composite was invested (technology, consumer and health care) had moved out of favor after that period, and as a result, the account’s performance in 2004 and 2005 had suffered. The Chief Investment Officer noted that his management style typically will underperform when energy, utilities and commodities are in favor, as they were in 2004-2005. He emphasized that he remains true to his investment style; (3) The Adviser stated that it currently has no soft dollar arrangements in place; (4) The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that certain operating expenses of the Fund do not exceed 2.00% of the Fund’s average daily net assets through September 1, 2007 (subject to recoupment by the Adviser in the three years after such waiver, provided that the Fund is able to make the repayment without exceeding the expense limitation); (5) The Adviser does not expect to profit from the Management Agreement in the first two years due to its obligation to cap certain Fund operating expenses; and (6) The Adviser stated that it would be willing to consider fee reductions once the Fund’s assets increase substantially. Based on these factors, the Board determined that approval of the proposed Agreement (with the expense cap agreement) is in the interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request (1) by calling the Fund at (800) 470-1019 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

James M. Landis, Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

February 28, 2007

(Unaudited)

Fund Advisor:

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

Toll Free (800) 238-7701

To Our Shareholders:

The Archer Balanced Fund had a total return of 7.37% for the six months ended February 28, 2007 compared to the Dow Jones U.S. Moderate Relative Risk Index total return of 7.75%. From the inception of the Fund (September 27, 2005) to February 28, 2007 the Fund’s annualized return was 11.12% compared to 10.19% for the Dow Jones U.S. Moderate Relative Risk Index. As of February 28, 2007, the Fund’s net assets of approximately $9.5 million consisted of 61% stocks, 30.8% fixed-income securities (includes Exchange-Traded Funds) and 12% cash equivalents.

Performance Review

The Fund’s six month performance for the period ended February 28, 2007 was driven by equities across the board, as we saw strength across all sectors, except for financials. We saw strong performance in our Reverse Convertible Notes over this six month period, as well as a fair return in our U.S. Treasury Bonds.

Equity Portfolio

We have to give a standing ovation to the Equity allocation of our portfolio as it turned in an extremely strong performance with very few weaknesses. It was as if something was in the water and all the stocks were drinking from the same fountain except for the Financial Sector. The significant contributors to the portfolio’s performance included:

•

During the six month period, we exited some very strong performers as we felt the price at this point was not justified. We will look to re-enter these positions if we believe they become bargains. If they do not head lower, we will seek other opportunities, as we believe there are plenty of such positions available. Some examples of such stocks are ICICI Bank, Unibanco Brazil, and Taiwan Semiconductor.

•

Some of our more notable gains in equities came from Microsoft, FedEx, Home Depot and Zimmer Holdings. We have added to positions in FedEx and Home Depot during the period and reduced our position in Zimmer, fractionally.

•

The main area of weakness, or lack of significant gains, came from the Financial Sector. With, what we believe to be, the threat of the sub-prime debacle looming, most financials gained insignificantly or lost ground during the period. We are currently over-weighted in this sector and believe the sector will rebound, as many of our positions have little additional exposure or are hedged against the sub-prime sector. We also believe if the Fed cuts rates in late 2007 due to pressures on the economy from potential weakening, the Financials will be a stronger performer than they were the previous six months. Our financial holdings had little impact compared to the performance of the Fund vs. the index as we had a similar weighting as the index. Overall, in our opinion, the financial sector balance sheets of the companies we own are stronger than they have been in the past. We will continue to adjust our equity portfolio to changing market conditions and will look to reduce risk in the overall portfolio by maintaining significant positions in Financials, Health Care, Utilities, and Energy. Additionally, we will be opportune in seeking market levels to return our equity positions closer to 70% of the overall portfolio.

Fixed-Income Portfolio

For the six months ended February 28, 2007, the fixed income portfolio’s return was positive. The yield to maturity for the positions decreased during the period as U.S. Treasuries rallied and the Reverse Convertible Notes rebounded nicely from the previous six month period. We will continue to look for Reverse Convertible Notes on equities we would not mind owning or already own in the portfolio. We believe the Reverse Convertible Notes will yield close to 8.5% on the issues we currently own, including transfers to equities.

We have increased our positions in bond ETF’s and U.S. Treasury Bonds when the 10 year Treasury bond was above 4.8%. We believe the current climate for interest rates should help these positions produce positive gains for the Fixed-Income sector of the portfolio. The year-over-year comparisons of CPI (Consumer’s Price Index) and PPI (Producer’s Price Index) have increased at the end of the six month period, but the twelve month rate of change is likely to decline over the next three months, because comparisons will be against very high readings in the first half of 2006. However, the second half of calendar year 2007 may see interest rates begin to climb as inflation begins to pick up in year-over-year comparisons.

Current Strategy

We will continue to monitor the performance of each security on a case-by-case basis, placing valuations on the securities and adjusting the portfolio accordingly. There will be times when we discontinue holding a specific security if we feel the valuation is beyond a reasonable valuation of the company. There may be companies that have positive outlooks, but we feel the valuation becomes too high to justify staying in at those levels. If we feel the valuation plays back to a “buying” level, then you may see a re-entry into stocks we have once sold.

We think it is quite interesting that since 1928, there have been more than 87 downturns in the broader market which exceeded -10%. However, we have not seen one of these in recent years, and this bull market seems to be quite tired in our opinion. We feel a small correction to the markets would be healthy at this point, in order to shake some leaves off of the trees before growing some new branches.

We will continue to monitor the fixed income side of the portfolio for prospects of inflation, declines in interest rates, and overall yield.

We will continue to monitor our turnover of positions to attempt to limit the tax effects of the sales of securities as well. However, the tax ramifications are secondary to the valuation of the security.

We will continue to purchase securities with a long-term time horizon of three to five years and maintain this policy when purchasing any new securities for the equity side of the portfolio. We may continue to purchase one year notes and short-term equivalents if we feel it is the most appropriate place to invest given the current investment climate.

Thank you for your support for the past year as a shareholder of the Archer Balanced Fund. We welcome any comments or questions at any time.

Past performance is no assurance of future results. The views expressed are those of the investment advisor as of February 28, 2007 and are not intended as a forecast or investment recommendations. The Dow Jones U.S. Moderate Relative Risk Index is not available for investment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling shareholder services at 1-800-238-7701.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones US Moderate Relative Risk Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. Although the stock, bond and cash allocations will be approximately 60/35/5, they will vary from month to month based on the risk and correlation of the three asset classes. The Index's equity allocation is weighted equally among six Dow Jones stock indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value). The Index's fixed income allocation is equally weighted among three Lehman Brothers bond indexes: Government Bond, Corporate Bond and Mortgage Bond. The Index's cash allocation is represented by the Lehman Brothers U.S. Treasury Bills:1-3 Months Index. Individuals cannot invest directly in these indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on September 27, 2005 (commencement of Fund operations) and held through February 28, 2007. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Fund is distributed by Unified Financial Securities, Inc., 431 N Pennsylvania Street, Indianapolis, IN 46237 (Member NASD).

Fund Holdings – (Unaudited)

1As a percentage of net assets.
[2]Equity securities with market capitalizations above $10 billion.
[3]Equity securities with market capitalizations below $10 billion.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 through February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Archer Balanced Fund	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During the Period September 1, 2006 – February 28, 2007*
Actual	$1,000.00	$1,073.68	$6.17
Hypothetical**	$1,000.00	$1,018.85	$6.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Archer Balanced Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 60.97%	Shares	Value

Air Courier Services - 2.41%
FedEx Corp.	2,000	$ 228,360

Electric Services - 2.93%
Great Plains Energy, Inc.	5,000	155,450
Progress Energy, Inc.	2,500	122,150
		277,600

Electric & Other Services Combined - 1.58%
Public Service Enterprise Group, Inc.	2,000	149,800

Electromedical & Electrotherapeutic Apparatus - 1.06%
Medtronic, Inc.	2,000	100,720

Electronic & Other Electrical Equipment - 2.21%
General Electric Co.	6,000	209,520

Fire, Marine & Casualty Insurance - 3.54%
American International Group, Inc.	5,000	335,500

Food and Kindred Products - 1.42%
Unilever plc (b)	5,000	134,450

Fortune Brands, Inc.	2,000	160,800

Hospital & Medical Service Plans - 2.75%
Unitedhealth Group, Inc.	5,000	261,000

National Commercial Banks - 6.32%
Bank of America Corp.	2,300	117,001
Citigroup, Inc.	4,000	201,600
US Bancorp	3,000	106,980
Wells Fargo & Co.	5,000	173,500
		599,081

Zimmer Holdings, Inc. (a)	3,000	252,990

Personal Credit Institutions - 1.80%
SLM Corp.	4,000	170,480

Petroleum Refining - 2.75%
BP plc (b)	2,000	123,280
Chevron Corp.	2,000	137,220
		260,500

Pharmaceutical Preparations - 6.63%
Eli Lilly & Co.	4,000	210,560
Johnson & Johnson	4,000	251,720
Novartis AG (b)	3,000	166,290
		628,570

Radiotelephone Communications - 1.13%
Deutsche Telekom AG (a) (b)	6,000	107,760

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
February 28, 2007
(Unaudited)

Common Stocks - 60.97% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 1.32%
CVS Corp.	4,000	$ 125,640

Retail - Lumber & Other Building Materials Dealers - 4.47%
Home Depot, Inc.	6,600	261,360
Lowe's Companies, Inc.	5,000	162,800
		424,160

Services - Business Services - 1.14%
Western Union Co.	5,000	108,350

Services - Prepackaged Software - 4.10%
Microsoft Corp.	13,800	388,746

State Commercial Banks - 2.55%
Fifth Third Bancorp	6,000	241,680

Sugar & Confectionery Products - 1.05%
William Wrigley, Jr. Co.	2,000	99,600

Surgical & Medical Instruments & Apparatus - 2.34%%
3M Co.	3,000	222,240

Telephone Communications - 3.11%
BT Group plc (b)	2,500	145,200
Verizon Communications, Inc.	4,000	149,720
		294,920

TOTAL COMMON STOCKS (Cost $5,248,367)		5,782,467

Exchange-Traded Funds - 9.97%
iShares MSCI South Korea Index Fund	2,000	97,980
iShares MSCI Japan Index Fund	20,000	295,200
iShares Lehman 10 - 20 Years Treasury Bond Fund	1,000	101,900
iShares Lehman 20+ Years Treasury Bond Fund	5,000	450,750

TOTAL EXCHANGE-TRADED FUNDS (Cost $920,630)		945,830

	Principal
Reverse Convertible Notes - 12.52%	Amount	Value

ABN Amro Bank NV, 12.00%, 04/30/2007 convertible to Caterpillar, Inc.	$ 100,000	100,750
ABN Amro Bank NV, 8.00%, 04/30/2007 convertible to General Electric Co.	100,000	100,550
ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to Microsoft Corp.	75,000	75,000
ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to 3M Co.	175,000	175,000
J.P. Morgan Chase & Co., 8.8%, 12/31/2007 convertible to Intel Corp.	100,000	97,300
J.P. Morgan Chase & Co., 10.30%, 10/25/2007 convertible to Yahoo!, Inc.	100,000	102,300
Barclays Bank PLC, 9.75%, 01/30/2008 convertible to Occidental Petroleum Corp.	100,000	98,140
Barclays Bank PLC, 8.75%, 11/30/2007 convertible to Southwest Airlines Co.	150,000	146,625
SG Structured Products, 12.30%, 05/30/2007 convertible to Ebay, Inc.	40,000	39,256
SG Structured Products, 9.50%, 12/27/2007 convertible to CEMEX S.A.B. de C.V.	50,000	50,060
SG Structured Products, 9.00%, 09/28/2007 convertible to Conocophillips	150,000	152,970
SG Structured Products, 10.00%, 11/30/2007 convertible to Boston Scientific Corp.	50,000	49,500

TOTAL REVERSE CONVERTIBLE CORPORATE NOTES (Cost $1,178,611)		1,187,451

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

	Principal
Treasury Bonds - 6.27%	Amount	Value

US Treasury Strips, 0.00%, 5/15/2025	$ 500,000	$ 208,596
US Treasury Strips, 0.00%, 02/15/2027	1,000,000	385,814

TOTAL TREASURY BONDS (Cost $583,433)		594,410

Certificate of Deposit - 2.01%

JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	95,200
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	96,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $192,770)		191,200

Money Market Securities - 12.42%
	Shares

Fidelity Money Market Portfolio, 5.22% (c)	1,177,917	1,177,917

TOTAL MONEY MARKET SECURITIES (Cost $1,177,917)		1,177,917

TOTAL INVESTMENTS (Cost $9,301,728) - 104.16%		$ 9,879,275

Liabilities in excess of other assets - (4.16)%		(394,784)

TOTAL NET ASSETS - 100.00%		$ 9,484,491

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2007.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Assets and Liabilities
February 28, 2007
(Unaudited)

Assets
Investments in securities, at value (cost $9,301,728)	$ 9,879,275
Receivable due from Advisor	1,514
Interest receivable	9,842
Dividend receivable	17,683
Prepaid expenses	10,844
Total assets	9,919,158

Liabilities
Payable to Transfer Agent, Fund Accountant and Fund Administrator	10,227
Payable for investment purchased	417,545
Accrued trustee and officer fees	1,696
Other accrued expenses	3,927
Payable to Custodian	1,272
Total liabilities	434,667

Net Assets	$ 9,484,491

Net Assets consist of:
Paid in capital	$ 8,801,320
Accumulated undistributed net investment income	43,260
Accumulated net realized gain from investment transactions	62,364
Net unrealized appreciation on investments	577,547

Net Assets	$ 9,484,491

Shares outstanding (unlimited number of shares authorized)	859,663

Net Asset Value and offering price per share	$ 11.03

Redemption price per share ($11.03 * .995) (a)	$ 10.97

(a) The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Operations
February 28, 2007
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $43)	$ 78,297
Interest income	90,834
Total Investment Income	169,131

Expenses
Investment Advisor fee (a)	33,590
Administration expense	15,620
Transfer agent expense	9,671
Fund accounting expense	8,927
Legal expense	7,191
Auditing expense	5,207
Registration expense	4,959
Pricing expense	2,677
Trustee expense	2,579
CCO expense	2,143
Custodian expense	2,083
Miscellaneous expense	248
Printing expense	100
Total Expenses	94,995
Less: Waiver & reimbursement by Advisor (a)	(41,252)
Net operating expenses	53,743
Net Investment Income	115,388

Realized & Unrealized Gain
Net realized gain on investment securities	134,762
Change in unrealized appreciation (depreciation) on investment securities	369,052
Net realized and unrealized gain on investment securities	503,814
Net increase in net assets resulting from operations	$ 619,202

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes In Net Assets

	Six months
	Ended	Period
	February	Ended
	28, 2007	August
Increase (decrease) in net assets:	(Unaudited)	31, 2006	(a)
Operations:
Net investment income	$ 115,388	$ 207,097
Net realized gain on investment securities	134,762	111,315
Change in unrealized appreciation (depreciation) on investments	369,052	208,495
Net increase in net assets resulting from operations	619,202	526,907

Distributions to shareholders:
From net investment income	(234,678)	(44,547)
From net realized gain	(183,713)	-
Change in net assets from distributions	(418,391)	(44,547)

Capital Share Transactions:
Proceeds from Fund shares sold	981,018	8,110,088
Reinvestment of distributions	418,390	44,547
Amount paid for Fund shares repurchased	(227,882)	(524,841)
Net increase in net assets resulting
from capital share transactions	1,171,526	7,629,794

Total Increase in Net Assets	1,372,337	8,112,154

Net Assets
Beginning of period	8,112,154	-

End of period	$ 9,484,491	$ 8,112,154

Accumulated undistributed net investment income
included in net assets at end of period	$ 43,260	$ 162,550

Capital Share Transactions
Shares sold	87,546	801,473
Reinvestment of distributions	37,557	4,325
Shares repurchased	(20,390)	(50,848)

Net increase from capital share transactions	104,713	754,950

(a) For the period September 27, 2005 (the date the Fund commenced operations) through August 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
(For a share outstanding during the period)	Six months
	Ended		Period
	February		Ended
	28, 2007		August
	(Unaudited)		31, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.75		$ 10.00
Income from investment operations:
Net investment income	0.13		0.29
Net realized and unrealized gain	0.67		0.53
Total from investment operations	0.80		0.82
Less Distributions to shareholders:
From net investment income	(0.29)		(0.07)
From net capital gain	(0.23)		-
Total distributions	(0.52)		(0.07)

Paid in capital from redemption fees (b)	-		-

Net asset value, end of period	$ 11.03		$ 10.75

Total Return (c)	7.37%	(d)	8.24%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 9,484		$ 8,112
Ratio of expenses to average net assets	1.20%	(e)	1.20%	(e)
Ratio of expenses to average net assets
before reimbursement	2.12%	(e)	3.00%	(e)
Ratio of net investment income to
average net assets	2.57%	(e)	3.27%	(e)
Ratio of net investment income to
average net assets before reimbursement	1.65%	(e)	1.47%	(e)
Portfolio turnover rate	33.92%		82.91%
(a) For the period September 27, 2005 (the date the Fund commenced operations) through August 31, 2006.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Archer Balanced Fund (the “Fund”) was organized as a diversified series of Unified Series Trust, an Ohio business trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Archer Investment Corporation, Inc. (the “Advisor”). The Fund commenced operations on September 27, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, the positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis ( as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules & rates.

Dividends and Distributions - The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute net realized long term capital gains and net realized short term capital gains to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average net assets. For the six months ended February 28, 2007, the Advisor earned fees of $33,590 from the Fund before the waiver and reimbursement described below.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Advisor has contractually agreed through August 31, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, do not exceed 1.20% of the Fund’s average daily net assets. For the six months ended February 28, 2007, the Advisor and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) waived fees and/or reimbursed expenses of $41,252. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. As of February 28, 2007, the Fund was owed $1,514 by the Advisor. The remaining amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at August 31, 2006, were as follows:

In addition to the amounts set forth in the table above, an additional $41,252 is subject to repayment by the Fund not later than August 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 28, 2007, Unified earned fees of $15,620 for administrative services provided to the Fund. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and Distributor. For the six months ended February 28, 2007, Huntington National Bank earned fees of $ 2,083 for custody services provided to the Fund. For the six months ended February 28, 2007, the Fund owed Huntington National Bank $1,272 for custodian fees.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended February 28, 2007, Unified earned fees of $6,695 from the Fund for transfer agent services and $2,976 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 28, 2007, Unified earned fees of $8,927 from the Fund for fund accounting services. As of February 28, 2007, the Fund owed Unified $5,620 for administrative services, $1,679 for transfer agent services and reimbursement of out-of-pocket expenses, and $2,928 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan will not be activated for the Fund through August 31, 2007.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended February 28, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the six months ended February 28, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of February 28, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $9,301,728.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, no shareholder held over 25% of the Fund’s shares.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 28, 2007

(Unaudited)

NOTE 7. DISTRIBUTIONS

On December 28, 2005, the Fund paid an income distribution of $0.0708 per share to shareholders of record on December 27, 2005.

The tax characterization of distributions for the period ended August 31, 2006 was as follows:

As of August 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of August 31, 2006, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $15,862.

On December 27, 2006, the Fund paid an income distribution of $0.2901 per share or $234,678 to shareholders and a short- term capital gain distribution of $0.2271 per share or $ 183,713 to shareholders of record on December 26, 2006.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

James M. Landis, Treasurer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

February 28, 2007

(Unaudited)

Fund Advisor:

StoneRidge Investment Partners, LLC

301 Lindenwood Drive

Suite 310

Malvern, PA 19355

Toll Free: (800) 441-6978

Performance Results

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the StoneRidge Small Cap Growth Fund, to obtain performance data current to the most recent month-end or to request a prospectus, please call 1-800-441-6978. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund’s holdings are subject to change at any time.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46204, Member NASD.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 1, 1999 (inception date of the Fund) and held through February 28, 2007. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the StoneRidge Small Cap Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-441-6978. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Fund Holdings – (Unaudited)

1As a percent of net assets.

2Companies with market capitalizations between $100 million and $2 billion.

3Companies with market capitalizations less than $100 million or greater than $2 billion.

The StoneRidge Small Cap Growth Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies. Small capitalization companies include those with market capitalizations between $100 million and $2 billion.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2006, and held for the entire period through February 28, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

StoneRidge Small Cap Growth Fund	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 through February 28, 2007
Actual	$1,000.00	$1,133.23	$6.61
Hypothetical**	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

StoneRidge Small Cap Growth Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 96.71%	Shares	Value

Agricultural Production - Crops - 0.37%
Chiquita Brands International, Inc. (a)	7,650	$ 110,925

Aircraft & Parts - 2.10%
AAR Corp. (a)	12,150	353,687
Heico Corp.	4,125	131,876
LMI Aerospace, Inc. (a)	8,215	147,788
		633,351

Apparel & Other Finished Products of Fabrics & Similar Materials - 0.46%
True Religion Apparel, Inc. (a)	8,145	138,302

Arrangement Of Transportation Of Freight & Cargo - 0.89%
Pacer International, Inc.	9,900	267,597

Biological Products - 1.86%
Martek Biosciences Corp. (a)	9,450	213,759
Omrix Biopharmaceuticals, Inc. (a)	5,050	180,790
Vical, Inc. (a)	31,750	165,735
		560,284

Computer Communications Equipment - 0.15%
Allot Communications Ltd. (a)	4,675	45,160

Converted Paper & Paperboard Products - 1.51%
Cenveo, Inc. (a)	20,650	455,539

Crude Petroleum & Natural Gas - 1.62%
Goodrich Petroleum Corp. (a)	5,500	188,155
Petrohawk Energy Corp. (a)	25,025	299,549
		487,704

Cutlery, Handtools & General Hardware - 0.65%
Lifetime Brands, Inc.	10,065	194,758

Drawing & Insulating of Nonferrous Wire - 1.19%
General Cable Corp. (a)	7,150	357,142

Drilling Oil & Gas Wells - 1.32%
TODCO (a)	11,700	398,736

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Electric Lighting & Wiring Equipment - 0.88%
Genlyte Group, Inc. (a)	3,800	$ 263,682

Electrical Industrial Apparatus - 1.23%
Zoltek Companies, Inc. (a)	12,500	369,500

Farm Machinery & Equipment - 0.47%
Gehl Co. (a)	5,550	140,748

Fire, Marine & Casualty Insurance - 0.54%
First Mercury Financial Corp. (a)	7,250	163,777

Services - Finance Services - 2.57%
Greenhill & Co., Inc.	1,900	128,022
HFF, Inc. - Class A (a)	7,550	141,185
Lazard Ltd. - Class A	5,750	296,068
Patriot Capital Funding, Inc.	3,700	52,614
Primus Guaranty Ltd. (a)	12,350	156,474
		774,363

Footwear (No Rubber) - 1.47%
Steven Madden Ltd.	15,000	443,400

Functions Related to Depository Banking - 0.49%
Dollar Financial Corp. (a)	5,750	147,315

Glass Products, Made of Purchased Glass - 0.72%
Apogee Enterprises, Inc.	10,300	216,094

Hospital & Medical Service Plans - 0.26%
Centene Corp. (a)	3,200	77,184

Industrial & Commercial Fans, Blowers & Air Purifing Equipments - 0.56%
CECO Environmental Corp. (a)	10,600	167,904

Industrial Instruments For Measurement, Display, and Control - 1.03%
MKS Instruments, Inc. (a)	12,800	308,736

Insurance Agents, Brokers & Service - 0.97%
National Financial Partners Corp.	3,050	140,788
Healthextras, Inc. (a)	5,700	151,050
		291,838

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Laboratory Analytical Instruments - 0.92%
Cepheid, Inc. (a)	27,375	$ 218,179
Thermogenesis Corp. (a)	18,650	57,256
		275,435

Life Insurance - 0.45%
IPC Holdings Ltd.	4,650	135,129

Local & Suburban Transit & Interurban Highway Passenger Transportation - 0.75%
Emergency Medical Services Corp. - Class A (a)	8,550	225,976

Mining & Quarrying of Nonmetallic Minerals - 0.50%
North American Energy Partners, Inc. (a)	7,900	151,127

Mining Machinery & Equipment - 1.18%
Bucyrus International, Inc. - Class A	7,000	356,650

Miscellaneous Manufacturing Industries - 0.72%
Ceradyne, Inc. (a)	4,200	216,720

Motor Vehicle Parts & Accessories - 0.78%
Amerigon, Inc. (a)	7,985	88,793
Noble International Ltd.	7,800	147,186
		235,979

National Commercial Banks - 2.02%
Cardinal Financial Corp.	27,185	276,200
FNB Corp.	8,150	139,854
Signature Bank Corp. (a)	6,250	192,000
		608,054

Oil & Gas Field Services - 1.89%
Superior Energy Services, Inc. (a)	8,150	249,798
Willbros Group, Inc. (a)	14,650	319,370
		569,168

Ordnance & Accessories - 1.25%
Smith & Wesson Holding Corp. (a)	20,150	250,263
Taser International, Inc. (a)	15,850	125,849
		376,112

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.76%
Ferro Corp.	10,800	228,960

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Paper Mills - 0.41%
Bowater, Inc.	5,050	$ 122,109

Perfumes, Cosmetics & Other Toilet Preparations - 0.02%
Inter Parfums, Inc.	275	5,310

Pharmaceutical Preparations - 9.05%
American Oriental Bioengineering, Inc. (a)	11,950	131,450
Array Biopharma, Inc. (a)	18,200	213,486
Aspreva Pharmaceuticals Corp. (a)	11,100	243,534
Barrier Therapeutics, Inc. (a)	30,600	201,042
Cubist Pharmaceuticals, Inc. (a)	13,100	262,393
Durect Corp. (a)	88,370	356,131
Hollis-Eden Pharmaceuticals, Inc. (a)	18,495	99,873
MGI Pharma, Inc. (a)	6,200	131,564
Pharmion Corp. (a)	14,450	378,301
Salix Pharmaceuticals Ltd. (a)	26,900	382,249
Sciele Pharma, Inc. (a)	14,100	324,300
		2,724,323

Plastics Products - 1.01%
Entegris, Inc. (a)	27,350	304,679

Prefabricated Metal Buildings & Components - 1.28%
NCI Building Systems, Inc. (a)	6,900	385,296

Radio Broadcasting Stations - 0.26%
Spanish Broadcasting System, Inc. - Class A (a)	17,150	77,347

Radio & TV Broadcasting & Communications Equipment - 0.63%
Syntax-Brillian Corp. (a)	23,250	189,720

Retail - Apparel & Accessory Stores - 0.37%
Pacific Sunwear California, Inc.	6,250	112,500

Retail - Auto Dealers & Gasoline Stations - 1.19%
Sonic Automotive, Inc. - Class A	12,200	358,680

Retail - Building Materials, Hardware, Garden Supply - 0.97%
Tractor Supply Co. (a)	5,735	293,460

Retail - Eating Places - 0.77%
Applebee's International, Inc.	9,100	232,596

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Retail - Hobby, Toy & Game Shops - 0.59%
Build-A-Bear Workshop, Inc. (a)	4,000	$ 106,000
SORL Auto Parts, Inc. (a)	9,273	72,329
		178,329

Retail - Family Clothing Stores - 0.56%
Casual Male Retail Group, Inc. (a)	13,525	169,062

Retail - Miscellaneous Shopping Goods Stores - 0.36%
Big 5 Sporting Goods Corp.	4,500	107,505

Retail - Radio, TV & Consumer Electronics Stores - 0.28%
Guitar Center, Inc. (a)	1,950	85,430

Retail - Women's Clothing Stores - 2.61%
Coldwater Creek, Inc. (a)	12,250	225,400
Dress Barn, Inc. (a)	7,450	156,599
The Wet Seal, Inc. - Class A (a)	66,960	402,430
		784,429

Security Brokers, Dealers & Flotation Companies - 0.98%
Investment Technology Group, Inc. (a)	3,300	135,069
OptionsXpress Holdings, Inc.	3,550	82,395
TradeStation Group, Inc. (a)	6,600	78,012
		295,476

Semiconductors & Related Devices - 4.67%
Anadigics, Inc. (a)	51,300	626,373
Micrel, Inc. (a)	33,450	390,027
Silicon Motion Technology Corp. (a) (b)	18,650	389,039
		1,405,439

Services - Advertising Agencies - 0.40%
Catalina Marketing Corp.	3,870	121,131

Services - Business Services - 1.97%
Gmarket, Inc. (a) (b)	7,000	140,000
Metretek Technologies, Inc. (a)	9,350	113,696
PeopleSupport, Inc. (a)	7,610	161,028
Phase Forward, Inc. (a)	13,500	178,605
		593,329

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Services - Commercial Physical & Biological Research - 1.69%
Diversa Corp. (a)	32,115	$ 241,184
Kendle International, Inc. (a)	7,750	268,538
		509,722

Services - Computer Integrated Systems Design - 1.52%
Packeteer, Inc. (a)	38,000	456,000

Services - Computer Programming Services - 2.00%
Wind River Systems, Inc. (a)	57,750	600,600

Services - Engineering Services - 0.62%
Englobal Corp. (a)	30,850	187,568

Services - Equipment Rental & Leasing - 1.25%
United Rentals, Inc. (a)	13,200	377,256

Services - Help Supply Services - 0.27%
Compass Diversified Trust	4,800	82,416

Services - Home Health Care Services - 1.05%
Matria Healthcare, Inc. (a)	12,400	314,588

Services - Legal Services - 1.08%
CRA International, Inc. (a)	6,300	326,277

Services - Membership Sports & Recreation Clubs - 0.94%
Life Time Fitness, Inc. (a)	5,900	282,020

Services - Miscellaneous Amusement & Recreation - 0.10%
Youbet.com, Inc. (a)	8,925	29,185

Services - Prepackaged Software - 9.64%
Art Technology Group, Inc. (a)	148,600	322,462
Nuance Communications, Inc. (a)	75,050	1,057,455
Opsware, Inc. (a)	61,245	451,988
Parametric Techology Corp. (a)	12,120	231,128
Transaction Systems Architects, Inc. - Class A (a)	23,750	838,375
		2,901,408

Special Industry Machinery - 0.86%
Brooks Automation, Inc. (a)	16,602	257,829

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 96.71% - continued	Shares	Value

Sporting & Athletic Goods - 0.76%
Callaway Golf Co.	15,050	$ 227,255

State Commercial Banks - 0.39%
Mainsource Financial Group	7,003	117,650

Surety Insurance - 0.50%
Assured Guaranty Ltd.	5,300	149,990

Surgical & Medical Instruments & Apparatus - 3.55%
LifeCell Corp. (a)	9,100	217,217
Orthovita, Inc. (a)	28,700	96,719
Kensey Nash Corp. (a)	2,435	69,787
SonoSite, Inc. (a)	9,100	273,728
Viasys Healthcare, Inc. (a)	13,250	409,823
		1,067,274

Telephone Communications (No Radiotelephone) - 1.62%
Cbeyond, Inc. (a)	15,650	486,245

Telephone & Telegraph Apparatus - 3.54%
ADC Telecommunications, Inc. (a)	39,000	640,380
AudioCodes Ltd. (a)	43,450	423,637
		1,064,017

Television Broadcasting Stations - 0.97%
LIN TV Corp. - Class A (a)	6,660	90,243
Gray Television, Inc.	23,255	202,551
		292,794

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.45%
Allscripts Healthcare Solutions, Inc. (a)	4,997	135,319

Wholesale - Farm Product Raw Materials - 0.37%
SunOpta, Inc. (a)	10,425	111,547

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.63%
LKQ Corp. (a)	8,705	189,073

TOTAL COMMON STOCKS (Cost $27,619,378)		29,105,532

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

	Shares	Value
Real Estate Investment Trusts - 1.25%
Highland Hospitality Corp.	14,200	$ 233,022
MFA Mortgage Investments, Inc.	19,150	141,902

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $381,624)		374,924

Money Market Securities - 3.48%	1,048,880	1,048,880
Huntington Money Market Fund - Investment Shares, 4.18% (c)

TOTAL MONEY MARKET SECURITIES (Cost $1,048,880)		1,048,880

TOTAL INVESTMENTS (Cost $29,049,882) - 101.44%		$30,529,336

Liabilities in excess of cash and other assets - (1.44)%		(433,313)

TOTAL NET ASSETS - 100.00%		$30,096,023

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2007.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statement of Assets and Liabilities
February 28, 2007
(Unaudited)

Assets:
Investments in securities:
At cost	$ 29,049,882
At market value	$ 30,529,335

Cash	19,705
Receivable for investments sold	427,497
Dividends receivable	3,828
Interest receivable	6,991
Prepaid expenses	2,051
Total assets	30,989,407

Liabilities:
Payable for investments purchased	806,834
Payable for fund shares redeemed	9,590
Accrued advisory fees	44,024
Accrued trustee and officer fees	2,064
Payable to Administrator, Fund Accountant and Transfer Agent	18,067
Payable to Custodian	2,870
Other accrued expenses	9,935
Total liabilities	893,384

Net Assets:	$ 30,096,023

Net Assets consist of:
Paid in capital	$ 32,287,213
Accumulated undistributed net investment (loss)	(122,591)
Accumulated net realized (loss) on investments	(3,548,052)
Net unrealized appreciation on investments	1,479,453

Net Assets:	$ 30,096,023

Shares outstanding (unlimited number of shares authorized)	4,261,369

Net asset value and offering
price per share	$ 7.06

Redemption price per share * ($7.06 * 98%)	$ 6.92

*The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statement of Operations
For the six months ended February 28, 2007
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding taxes of $51)	$ 40,959
Interest income	30,839
Total Income	71,798

Expenses
Investment advisor fee (a)	155,508
Administration expenses	15,620
Transfer agent expenses	10,105
Fund accounting expenses	9,917
Legal expenses	7,439
Custodian expenses	7,140
Auditing expenses	6,199
Pricing expenses	3,472
Trustee expense	2,579
Insurance expenses	2,252
Officer expense	2,143
Registration expenses	992
Miscellaneous expenses	844
Printing expenses	496
Total Expenses	224,706
Fees waived by advisor (a)	(30,317)
Total operating expenses	194,389
Net Investment (Loss)	(122,591)

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	2,487,735
Change in unrealized appreciation (depreciation) on investment securities	1,599,637
Net realized and unrealized gain on investment securities	4,087,372
Net increase in net assets resulting from operations	$ 3,964,781

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statements of Changes in Net Assets

	Six months ended
	February 28, 2007	Year ended
Increase (Decrease) in Net Assets from:	(Unaudited)	August 31, 2006
Operations:
Net investment (loss)	$ (122,591)	$ (267,434)
Net realized gain on investment securities	2,487,735	2,739,481
Change in net unrealized appreciation (depreciation)	1,599,637	(2,748,854)
Net increase (decrease) in net assets resulting from operations	3,964,781	(276,807)
Capital Share Transactions:
Proceeds from shares sold	1,975,290	3,049,672
Amount paid for shares repurchased	(4,020,484)	(5,034,690)
Net (decrease) in net assets resulting from share transactions
	(2,045,194)	(1,985,018)
Total Increase (Decrease) in Net Assets	1,919,587	(2,261,825)

Net Assets:
Beginning of period	28,176,436	30,438,261

End of period	$ 30,096,023	$ 28,176,436

Accumulated net investment income (loss)
included in net assets at end of period	$ (122,591)	$ -

Capital Share Transactions:
Shares sold	291,972	477,340
Shares repurchased	(554,474)	(714,684)

Net (decrease) from capital share transactions	(262,502)	(237,344)

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Six months
	ended		Year	Year
	February		ended	ended
	28, 2007		August	August
	(Unaudited)		31, 2006	31, 2005

Selected Per Share Data
Net asset value, beginning of period	$ 6.23		$ 6.39	$ 5.23
Income from investment operations
Net investment (loss)	(0.03)		(0.06)	(0.06)
Net realized and unrealized gain (loss)	0.86		(0.10)	1.22
Total from investment operations	0.83		(0.16)	1.16

Paid in capital from redemption fees (b)	-		-	-

Net asset value, end of period	$ 7.06		$ 6.23	$ 6.39

Total Return (c)	13.32%	(d)	-2.50%	22.18%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 30,096		$ 28,176	$ 30,438
Ratio of expenses to average net assets	1.25%	(e)	1.25%	1.25%
Ratio of expenses to average net assets
before waiver & reimbursement	1.44%	(e)	1.45%	1.47%
Ratio of net investment (loss) to
average net assets	(0.79)%	(e)	(0.88)%	(0.98)%
Ratio of net investment (loss) to
average net assets before waiver & reimbursement	(1.98)%	(e)	(1.08)%	(1.20)%
Portfolio turnover rate	92.88%		111.35%	119.62%

Table continued below

Financial Highlights	Year		Year		Year
continued	ended		ended		ended
	August		August		August
	31, 2004		31, 2003		31, 2002

Selected Per Share Data
Net asset value, beginning of period	$ 5.07		$ 3.76		$ 6.07
Income from investment operations
Net investment (loss)	(0.05)	(a)	(0.04)	(a)	(0.05)	(a)
Net realized and unrealized gain (loss)	0.21		1.35		(2.26)
Total from investment operations	0.16		1.31		(2.31)

Paid in capital from redemption fees (b)	-		-		-

Net asset value, end of period	$ 5.23		$ 5.07		$ 3.76

Total Return (c)	3.16%		34.84%		-38.06%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 26,417		$ 33,176		$ 23,090
Ratio of expenses to average net assets	1.25%		1.25%		1.25%
Ratio of expenses to average net assets
before waiver & reimbursement	1.43%		1.47%		1.52%
Ratio of net investment (loss) to
average net assets	(0.96)%		(0.97)%		(1.00)%
Ratio of net investment (loss) to
average net assets before waiver & reimbursement	(1.14)%		(1.19)%		(1.27)%
Portfolio turnover rate	119.36%		105.64%		71.97%

(a) Net investment (loss) per share is based on average shares outstanding during the period.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The StoneRidge Small Cap Growth Fund (the “Fund”), formerly the StoneRidge Small Cap Equity Fund, was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Fund acquired all the assets of the StoneRidge Small Cap Growth Fund, a series of Ameriprime Advisors Trust (the “Predecessor Fund”), on January 3, 2003, in a tax-free reorganization. The Predecessor Fund commenced operations on October 1, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is long-term capital growth. The investment advisor to the Fund is StoneRidge Investment Partners, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distribution – The Fund intends to distribute all of its net investment income as dividends to shareholders on at least an annual basis. The Fund intends to distribute net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.

Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended February 28, 2007, before the waivers disclosed below, the Advisor earned a fee of $155,508 from the Fund.

The Advisor has contractually agreed through December 31, 2007 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in where the Fund may invest) do not exceed 1.25% of the Fund’s average daily net assets. For the six months ended February 28, 2007, the Advisor waived fees of $30,317 from the Fund. At February 28, 2007, the Advisor was owed $44,024 from the Fund for its advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 28, 2007, Unified earned fees of $15,620 for administrative services provided to the Fund. As of February 28, 2007, the Fund owed Unified $7,992 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”) and the Fund’s principal distributor. For the six months ended February 28, 2007, Huntington National Bank earned fees of $7,140 for custody services provided to the Fund. As of February 28, 2007, the Fund owed Huntington National Bank $2,870 for custodian fees.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended February 28, 2007, Unified earned fees of $7,676 from the Fund for transfer agent services and $2,429 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 28, 2007, Unified earned fees of $9,917 from the Fund for fund accounting services. As of February 28, 2007, the Fund owed Unified $3,800 for transfer agent services, $1,358 in reimbursement of out-of-pocket expenses and $4,917 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended February 28, 2007. An officer of the Trust is an officer of the Distributor and may be deemed to be an affiliate of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the six months ended February 28, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 4. INVESTMENTS - continued

As of February 28, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At February 28, 2007, the aggregate cost of securities for federal income tax purposes was $29,049,882.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, Charles Schwab & Co., for the benefit of others, was the record owner of 30.08% of the outstanding shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At August 31, 2006, Fund had available for federal tax purposes unused capital loss carryforwards of $5,976,308. This carryforward expires as follows:

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 28, 2007

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the fiscal years ended August 31, 2006 and 2005 and the six month period ended February 28, 2007.

As of August 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of August 31, 2006, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $59,479.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 934-5550 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

James M. Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

StoneRidge Investment Partners, L.L.C.

301 Lindenwood Dr, Suite 310

Malvern, PA 19355

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	05/072007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President
Date	05/07/2007

By	/s/ James M. Landis
James M. Landis, Treasurer

Date	05/07/2007